Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property and Equipment, Net
Total gross value	¥ 266,792	$ 38,323	¥ 244,383
Less: accumulated depreciation	(165,142)	(23,722)	(148,752)
Net book value	101,650	14,601	95,631
Computers, equipment and furniture
Property and Equipment, Net
Total gross value	218,284	31,355	199,591
Motor vehicles
Property and Equipment, Net
Total gross value	6,100	876	5,971
Leasehold improvements
Property and Equipment, Net
Total gross value	¥ 42,408	$ 6,092	¥ 38,821